ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2024
ADVANCES FROM CUSTOMERS
ADVANCES FROM CUSTOMERS

5. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group’s revenue recognition policy.

Advances from customers consist of the following and is analyzed as long-term and short-term portion respectively:

	December 31,
	2023	2024
Customer F	64,973	27,201
Customer E	17,376	7,517
Customer B	43,918	7,114
Customer A	33,727	*
Others	102,847	16,844
Total	$262,841	$58,676
Less: Advances from customers – short-term portion	$148,984	$37,192
Advances from customers – long-term portion	$113,857	$21,484

*Represents less than 10%